Long-term Debt (Details Narrative 1) - Springleaf Finance Corporation [Member] - Junior Subordinated Debt [Member] - OneMain Holdings, LLC [Member]	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Debt instrument, covenant, period used to calculate average fixed charge ratio	12 months
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, covenant, percent of tangible equity to tangible managed assets		5.50%
Debt instrument, covenant, average fixed charge ratio		1.10